Income Taxes - Summary of Provision for Income Tax (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Provision for current tax expense income	₱ 5,130	₱ 4,452	₱ 3,283
Benefit from deferred income taxes	2,348	3,989	6,267
Actual provision for corporate income tax	₱ 7,478	₱ 8,441	₱ 9,550